Restructuring costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring [Line Items]
Restructuring costs	R 550	R 515	R 363
Burnstone
Restructuring [Line Items]
Restructuring costs		77
Stillwater
Restructuring [Line Items]
Restructuring costs		126
Total SA gold
Restructuring [Line Items]
Restructuring costs	43	113	330
PGM operations
Restructuring [Line Items]
Restructuring costs	R 269	R 351	R 26